LIBERTY MONEY MARKET FUND        SEMIANNUAL REPORT

DECEMBER 31, 2002

[Photo of colonial building]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
Most market observers expected interest rates to move higher in the second half of 2002. However, that view was quickly abandoned as economic growth faltered and the financial markets continued to be rattled by scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war with Iraq.

Money market fund returns set a new record low. However, investors were reminded that investing in an asset class that provides relative stability and liquidity can be particularly beneficial when stocks fall on difficult times, as they have over the past three years.

The following report will provide you with more detailed information about the performance of Liberty Money Market Fund and the strategies used by the fund's portfolio manager Karen Arneil. As always, we thank you for investing in Liberty funds, and we remain committed to helping you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

             o NOT FDIC INSURED o May lose value o No bank guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT
For the six-month period ended December 31, 2002, the class A shares delivered a total return of 0.42% without sales charge. The fund's return was slightly lower than the average return of its peer group, the Lipper Money Market Funds Category, which was 0.45% for the same period.1

SHORT-TERM INTEREST RATES START LOW AND MOVE LOWER
As the US economy vacillated between recovery and recession, the Federal Reserve Board held the federal funds rate--the target overnight interest rate at which commercial banks lend money to each other--at 1.75% throughout most of the six-month period. Toward the end of the period, when the economy seemed in danger of slipping back into recession, the Fed surprised many market observers by dropping the federal funds rate by one-half of one percent to 1.25%, a new 40-year low.

These low short-term interest rates reduced the income earned by money market funds. Concerns about liquidity increased, and some money market funds experienced outflows as investors sought higher returns from alternative investments.

As a result of weak economic conditions, some corporate debt was downgraded during the six-month period. The availability of high quality paper, which money market funds seek to invest in, decreased. (The fund did not own any of the downgraded securities.) In this environment, we diversified by investing in securities issued by US government agencies. At year end, the fund's agency debt position was 14.3% of the portfolio.

FUND USED AVERAGE MATURITY TO CAPTURE YIELD
At the start of the fund's reporting period, rates were low and expectations were high for an interest rate increase. In June, we lowered the fund's average maturity to 49 days in order to position the fund to benefit from a rate increase. When it



1 Lipper Inc. a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to those of the fund.





DISTRIBUTIONS DECLARED PER
SHARE 7/1/02-12/31/02 ($)

Class A                 0.004
--------------------------------
Class B                 0.001
--------------------------------
Class C                 0.002
--------------------------------
Class Z                 0.004
--------------------------------


7-DAY YIELDS ON 12/31/02 (%)

Class A                  0.54
--------------------------------
Class B                  0.10
--------------------------------
Class C2                 0.15
--------------------------------
Class Z                  0.54
--------------------------------


30-DAY YIELDS ON 12/31/02 (%)

Class A                  0.56
--------------------------------
Class B                  0.16
--------------------------------
Class C2                 0.18
--------------------------------
Class Z                  0.56
--------------------------------

2 If the advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been -0.45% and -0.42% for class C shares.

became apparent that the next rate move would be a decrease, we sought the highest yields possible within the fund's quality parameters by extending the average maturity and by investing in government agency paper. We had raised the fund's average maturity to 61 days by the end of the year.

PRESERVATION AND LIQUIDITY IN A LOW YIELD ENVIRONMENT
Believing that Fed policy will hold rates at very low levels, we are keeping an eye on uncertainties in other key areas that could influence the money markets in 2003--consumer confidence, the performance and health of the US corporate marketplace and developments on the international front. Since market sentiment is greatly affected by these variables, we will follow a conservative strategy by continuing to invest in high quality securities to preserve capital and maintain liquidity.

/s/ Karen M. Arneil

Karen M. Arneil, a senior vice president and senior portfolio manager of the advisor, has managed Liberty Money Market Fund since July 1, 2002.



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Until July 29, 2002, the fund pursued its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.




PORTFOLIO BREAKDOWN AS OF 12/31/02 (%)
------------------------------------------
Commercial paper...................82.6
Government agencies................14.3
Corporate notes.....................1.1
Repurchase agreement................0.2
Certificate of deposit..............1.5


PORTFOLIO MATURITY AS OF 12/31/02 (%)
------------------------------------------
1-4 days............................5.2
5-14 days..........................17.3
15-29 days.........................12.3
30-59 days.........................31.4
More than 59 days..................33.8


Portfolio breakdown and maturity weightings are unaudited and are calculated as a percentage of total net assets. Because the fund is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

INVESTMENT PORTFOLIO -- LIBERTY MONEY MARKET FUND

December 31, 2002 (Unaudited)

                         INTEREST   MATURITY
                           RATE       DATE         PAR             VALUE
----------------------------------------------------------------------------
CERTIFICATE OF DEPOSITS - 1.5%
Royal Bank of Canada
   (cost of $11,000,000)   1.330%  02/19/03    $11,000,000     $ 11,000,000
                                                               ------------
COMMERCIAL PAPER - 82.6%
ABN AMRO
   NA Finance, Inc.        1.330%  01/21/03     25,000,000      24,981,528
AIG Funding Inc.           1.260%  01/29/03     12,500,000      12,487,750
American Express
   Credit Corp.            1.290%  01/13/03     30,000,000      29,987,100
Amstel Funding
   Corp. (a)               1.380%  03/03/03     30,000,000      29,929,850
Barclays U.S. Funding      1.290%  02/07/03     30,000,000      29,960,225
CDC Commercial: (a)        1.330%  02/20/03      3,000,000       2,994,458
                           1.330%  02/07/03     10,000,000       9,986,331

Ciesco LP (a)              1.770%  01/10/03      7,000,000       6,996,902
Citicorp                   1.320%  01/30/03     25,000,000      24,973,417
CXC LLP(a)                 1.350%  02/06/03     30,000,000      29,959,500
Dexia Delaware:            1.310%  03/06/03     25,000,000      24,941,778
                           1.320%  03/10/03      5,000,000       4,987,533
Diageo Capital PLC (a)     1.270%  01/02/03     30,000,000      29,998,942
Enterprise Funding
   Corp. (a)               1.350%  01/14/03     30,000,000      29,985,375
Fountain Square
   Commercial
   Funding Corp: (a)       1.750%  01/03/03      5,651,000       5,650,451
                           1.380%  03/03/03     10,000,000       9,976,617
                           1.340%  03/18/03     12,000,000      11,966,053
General Electric
   Capital Corp.:          1.780%  02/03/03      7,000,000       6,988,578
                           1.340%  05/05/03      5,000,000       4,976,922

The Goldman Sachs
   Group                   1.780%  02/14/03     25,000,000      24,945,611
Govco, Inc: (a)            1.330%  03/05/03     13,000,000      12,969,742
                           1.350%  02/05/03     18,000,000      17,976,375

Lloyds Bank PLC            1.310%  03/05/03     25,000,000      24,942,687
Morgan Stanley Dean
   Witter & Co.            1.760%  01/24/03     24,000,000      23,973,013
Nestle Capital Corp. (a)   1.320%  06/05/03     20,000,000      19,886,333
Old Line Funding
   Corp.: (a)              1.770%  02/07/03     25,942,000      25,894,807
                           1.360%  01/21/03      6,000,000       5,995,467

Preferred Receivables
   Funding: (a)            1.320%  01/09/03     11,485,000      11,481,631
                           1.320%  01/13/03     20,000,000      19,991,200

Thames Asset Global (a)    1.740%  01/06/03     18,771,000      18,766,464
Variable Funding
   Capital, (a)            1.290%  03/05/03     25,000,000      24,943,563




                         INTEREST   MATURITY
                           RATE       DATE         PAR             VALUE
----------------------------------------------------------------------------
Windmill Funding
   Corp.: (a)              1.330%  01/30/03    $10,000,000     $  9,989,286
                           1.790%  01/07/03      7,000,000        6,997,912
                           1.360%  01/17/03     13,000,000       12,992,142
                                                               ------------

TOTAL COMMERCIAL PAPER
   (cost of $593,475,543)                                       593,475,543
                                                               ------------

CORPORATE NOTE - 1.1%
Morgan Stanley Dean
   Witter & Co.
   (cost of $8,039,549)    7.125%  01/15/03      8,025,000        8,039,549
                                                               ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.3%
Federal Home Loan
   Banks:                  1.800%  11/05/03      3,500,000        3,500,000
                           1.850%  11/10/03     20,000,000       20,000,000
                           1.810%  11/12/03     25,000,000       25,000,000
                           2.000%  11/18/03      4,000,000        4,000,000
Federal National Mortgage
   Association:            1.270%  02/26/03     30,000,000       29,940,267
                           5.750%  04/15/03     20,000,000       20,222,651
                                                               ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (cost of $102,662,918)                                       102,662,918
                                                               ------------

SHORT-TERM OBLIGATION - 0.2%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   12/31/02, due 01/03/03 at 1.030%
   collateralized by U.S. Treasury
   Notes with various maturity dates to
   04/26/04, market value ($1,624,863)
   (repurchase proceeds $1,591,091)
   (cost of $1,591,000)                          1,591,000        1,591,000
                                                               ------------

TOTAL INVESTMENTS - 99.7%
   (cost of $716,769,010) (b)                                   716,769,010
                                                               ------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                            1,886,580
                                                               ------------
NET ASSETS - 100.0%                                            $718,655,590
                                                               ============

NOTES TO INVESTMENT PORTFOLIO:

(a) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that day are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At December 31, 2002, the aggregate amortized cost of the Fund's private placement securities were $355,329,401 which represents 49.4% of net assets. None of these securities were deemed illiquid.
(b) Cost for federal income tax purposes is $716,769,010. The interest rates listed above reflect the effective rate as of the dates of purchase.



See notes to financial statements.

LIBERTY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                           $716,769,010
                                               ------------
Investments, at value                          $716,769,010
Cash                                                    519
Receivable for:
   Fund shares sold                               4,909,489
   Interest                                         729,785
Expense reimbursement due from Advisor               65,180
Deferred Trustees' compensation plan                  8,325
Other assets                                        118,450
                                               ------------
   Total Assets                                  722,600,758
                                               ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                        3,544,336
   Distributions                                      6,574
   Management fee                                   207,136
   Administration fee                               147,969
   Pricing and bookkeeping fees                      23,876
Deferred Trustees' fee                                8,325
Other liabilities                                     6,952
                                               ------------
   Total Liabilities                              3,945,168
                                               ------------
NET ASSETS                                     $718,655,590
                                               ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                $718,644,230
Undistributed net investment income                  15,048
Accumulated net realized loss                        (3,688)
                                               ------------
NET ASSETS                                     $718,655,590
                                               ------------
Class A:
   Net assets                                  $246,864,151
   Shares outstanding                           246,884,758
                                               ------------
Net asset value and offering price per share   $       1.00(a)
                                               ------------
Class B:
   Net assets                                  $126,657,067
   Shares outstanding                           126,671,290
                                               ------------
Net asset value and offering price per share   $       1.00(a)
                                               ------------
Class C:
   Net assets                                  $ 21,525,567
   Shares outstanding                            21,527,288
                                               ------------
Net asset value and offering price per share   $       1.00(a)
                                               ------------
Class Z:
   Net assets                                  $323,608,805
   Shares outstanding                           323,821,890
                                               ------------
Net asset value and offering price per share   $       1.00
                                               ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.




STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                         $5,724,224
                                               ------------
EXPENSES:

Expenses allocated
   from Portfolio                $  145,459
Management fee                      625,785
Administration fee                  791,170
Distribution fee:
   Class B                          472,274
   Class C                           76,716
Service fee:
   Class B                          157,425
   Class C                           24,090
Pricing and bookkeeping fees        128,530
Transfer agent fee                  999,404
Trustees' fee                         8,439
Custody fee                          10,116
Merger expense                       39,150
Other expenses                       35,760
                                 ----------
   Total Expenses                                 3,514,318
Fees waived by Distributor:
   Class B                                         (145,932)
   Class C                                          (59,888)
Custody earnings credit                              (3,931)
                                               ------------
   Net Expenses                                   3,304,567
                                               ------------
Net Investment Income                            $2,419,657
                                               ------------



See notes to financial statements.

LIBERTY MONEY MARKET FUND -- STATEMENT OF CHANGES IN NET ASSETS

                                 (UNAUDITED)
                              SIX MONTHS ENDED  YEAR ENDED
INCREASE (DECREASE)             DECEMBER 31,      JUNE 30,
IN NET ASSETS:                    2002 (a)         2002
-----------------------------------------------------------
OPERATIONS:
Net investment income           $ 2,419,657   $   3,766,522
                                -----------   -------------
DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income:
   Class A                       (1,021,088)     (2,973,519)
   Class B                         (142,106)       (644,928)
   Class C                          (44,311)       (156,549)
   Class Z                       (1,183,072)             --
                                -----------   -------------
Total Distributions Declared
   to Shareholders               (2,390,577)     (3,774,996)
                                -----------   -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                496,926,208     863,868,895
   Distributions reinvested         884,858       2,488,176
   Redemptions                 (461,520,755)   (845,560,093)
                                -----------   -------------
     Net Increase                36,290,311      20,796,978
                                -----------   -------------
Class B:
   Subscriptions                109,929,077     133,987,302
   Distributions reinvested         104,646         555,248
   Redemptions                  (80,261,140)   (118,589,391)
                                -----------   -------------
     Net Increase                29,772,583      15,953,159
                                -----------   -------------
Class C:
   Subscriptions                 74,291,696     106,686,947
   Distributions reinvested          37,503         128,677
   Redemptions                  (73,579,029)    (96,052,718)
                                -----------   -------------
     Net Increase                   750,170      10,762,906
                                -----------   -------------
Class Z:
   Subscriptions                140,276,456              --
   Proceeds received in
     connection with merger     338,355,029              --
   Distributions reinvested       1,160,691              --
   Redemptions                 (156,194,076)             --
                                -----------   -------------
     Net Increase               323,598,100              --
                                -----------   -------------
Net Increase from Share
   Transactions                 390,411,164      47,513,043
                                -----------   -------------
Total Increase in Net Assets    390,440,244      47,504,569
NET ASSETS:
Beginning of period             328,215,346     280,710,777
                                -----------   -------------
End of period (including
   undistributed net investment
   income and overdistributed
   net investment income of
   $15,048 and $(14,032),
   respectively)              $ 718,655,590   $ 328,215,346
                                ===========   =============



                                 (UNAUDITED)
                              SIX MONTHS ENDED  YEAR ENDED
                                DECEMBER 31,      JUNE 30,
                                  2002 (a)         2002
-----------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                496,926,208     863,870,771
   Issued for distributions
     reinvested                     884,858       2,488,176
   Redemptions                 (461,520,755)   (845,563,936)
                                -----------   -------------
     Net Increase                36,290,311      20,795,011
                                -----------   -------------
Class B:
   Subscriptions                109,929,077     133,987,311
   Issued for distributions
     reinvested                     104,646         555,248
   Redemptions                  (80,261,140)   (118,589,191)
                                -----------   -------------
     Net Increase                29,772,583      15,953,368
                                -----------   -------------
Class C:
   Subscriptions                 74,291,696     106,687,018
   Issued for distributions
     reinvested                      37,503         128,677
   Redemptions                  (73,579,029)    (96,052,717)
                                -----------   -------------
     Net Increase                   750,170      10,762,978
                                -----------   -------------
Class Z:
   Subscriptions                140,500,246              --
   Issued in connection
     with merger                338,355,029              --
   Issued for distributions

     reinvested                   1,160,691              --
   Redemptions                 (156,194,076)             --
                                -----------   -------------
     Net Increase               323,821,890              --
                                -----------   -------------

(a)  Class Z shares commenced operations on July 29, 2002.



See notes to financial statements.

LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Money Market Fund (the "Fund"), a series of Liberty Funds Trust II (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek maximum current income consistent with capital preservation and the maintenance of liquidity. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares commenced operations on July 29, 2002 and are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 26, 2002, the net assets of Stein Roe Cash Reserves Fund were transferred to the Fund in a tax-free exchange and shareholders of Stein Roe Cash Reserves Fund received shares of the Fund in exchange for their shares as follows:

                           Net Assets of the Stein Roe Cash
            Shares Issued       Reserves Fund Received
            -------------       ----------------------
             338,355,029             $338,355,029

                         Net Assets of
     Net Assets of      Stein Roe Cash        Net Assets of
       the Fund         Reserves Fund           the Fund
  Immediately Prior    Immediately Prior    Immediately After
    to Combination      to Combination         Combination
    --------------      --------------         -----------
     $354,468,496        $338,355,029         $692,823,525

Prior to July 29, 2002, the Fund invested substantially all of its assets in the SR&F Cash Reserves Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the net assets of the Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Reveneue Service.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
The Fund utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

December 31, 2002 (Unaudited)

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of June 30, 2002 are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                     Capital Loss
         Year of Expiration          Carryforwards
         ------------------          -------------
                2003                     $1,327
                2007                      1,424
                2008                        583
                2009                        354
                                         ------
                Total                    $3,688

The estimated capital loss carryforward obtained from the Stein Roe Cash Reserves Fund was:
                                     $89,001

Utilization of Stein Roe Cash Reserves Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities and receives a monthly fee as follows:

         Average Net Assets         Annual Fee Rate
         ------------------         ---------------
         First $500 million              0.25%
          Next $500 million              0.20%
           Over $1 billion               0.15%

Prior to July 29, 2002, the management fee was paid by the Portfolio as follows:

         Average Net Assets         Annual Fee Rate
         ------------------         ---------------
         First $500 million             0.250%
          Next $500 million             0.225%
           Over $1 billion              0.200%

ADMINISTRATOR:
Colonial Management Associates, Inc. ("Colonial"), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
Colonial is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Colonial has delegated those functions to State Street Bank and Trust Company ("State Street"). Colonial pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Colonial receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 29, 2002, Colonial received from the Fund an annual flat fee of $5,000 and the Advisor received from the Portfolio an annual flat fee of $10,000 for pricing and bookkeeping services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $151,690, $682,707 and $34,965 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that is does not exceed 0.15% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

December 31, 2002 (Unaudited)

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,931 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $126,772 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include:management, pricing and bookkeeping, transfer agent and trustees' fees.


LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED JUNE 30,
                                               DECEMBER 31,    -------------------------------------------------------------
CLASS A SHARES                                     2002         2002         2001         2000         1999      1998 (a)(b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                            0.004(d)     0.015        0.052        0.052         0.046        0.041
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.004)      (0.015)      (0.052)      (0.052)       (0.046)      (0.041)
                                             -------------  -----------  -----------  -----------  ------------  -----------
NET ASSET VALUE, END OF PERIOD               $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             =============  ===========  ===========  ===========  ============  ===========
Total return (e)                                     0.42%(f)     1.56%        5.34%(g)     5.26%(g)      4.70%(g)     4.17%(f)(g)
                                             =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                         0.82%(h)(i)  1.01%        0.70%        0.65%(h)      0.68%(h)     0.69%(h)(i)
Net investment income (c)                            0.88%(h)(i)  1.54%        5.31%        5.13%(h)      4.61%(h)     4.93%(h)(i)
Waiver/reimbursement                                    --           --        0.19%        0.19%         0.19%        0.19%(i)
Net assets, end of period (000's)            $     246,864   $  210,616  $   189,822  $   178,678   $   157,790  $   128,658

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)  Not annualized.
(g) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.


LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED                               YEAR ENDED JUNE 30,
                                               DECEMBER 31,   --------------------------------------------------------------
CLASS B SHARES                                     2002         2002         2001         2000         1999      1998 (a)(b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                            0.001(d)     0.007        0.042        0.041         0.036        0.032
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.001)      (0.007)      (0.042)      (0.041)       (0.036)      (0.032)
                                             -------------  -----------  -----------  -----------  ------------  -----------
NET ASSET VALUE, END OF PERIOD               $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             =============  ===========  ===========  ===========  ============  ===========
Total return (e)(f)                                  0.12%(g)     0.73%        4.31%        3.99%         3.68%        3.28%(g)
                                             =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                         1.59%(h)(i)  1.84%        1.70%        1.65%(h)      1.68%(h)     1.69%(h)(i)
Net investment income (c)                            0.11%(h)(i)  0.71%        4.31%        4.13%(h)      3.61%(h)     3.93%(h)(i)
Waiver/reimbursement                                 0.23%(i)     0.17%        0.19%        0.19%         0.19%        0.19%(i)
Net assets, end of period (000's)            $     126,657  $    96,827  $    80,879  $    69,214  $     93,821  $    61,811

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(d) Per share data was calculated using average shares outstanding for the period.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.


LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED                               YEAR ENDED JUNE 30,
                                               DECEMBER 31,   --------------------------------------------------------------
CLASS C SHARES                                     2002         2002         2001         2000         1999      1998 (a)(b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                            0.002(d)     0.011        0.048        0.048         0.042        0.037
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.002)      (0.011)      (0.048)      (0.048)       (0.042)      (0.037)
                                             -------------  -----------  -----------  -----------  ------------  -----------
NET ASSET VALUE, END OF PERIOD               $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             =============  ===========  ===========  ===========  ============  ===========
Total return (e)(f)                                  0.22%(g)     1.16%        4.93%        4.71%         4.30%        3.81%(g)
                                             =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                         1.22%(h)(i)  1.41%        1.10%        1.05%(h)      1.08%(h)     1.09%(h)(i)
Net investment income (c)                            0.48%(h)(i)  1.14%        4.91%        4.73%(h)      4.21%(h)     4.53%(h)(i)
Waiver/reimbursement                                 0.60%(i)     0.60%        0.79%        0.79%         0.79%        0.79%(i)
Net assets, end of period (000's)            $      21,526  $    20,772  $    10,010  $     3,950  $      2,194  $     3,304

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(d) Per share data was calculated using average shares outstanding for the period.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

LIBERTY MONEY MARKET FUND   -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period is as follows:

                                                         (UNAUDITED)
                                                           PERIOD
                                                            ENDED
                                                        DECEMBER 31,
CLASS Z SHARES                                            2002 (a)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    1.000
                                                         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.004
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.004)
                                                         ----------
NET ASSET VALUE, END OF PERIOD                           $    1.000
                                                         ==========
Total return (c)                                              0.37%(d)
                                                         ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                               0.82%
Net investment income (e)(f)                                  0.88%
Net assets, end of period (000's)                        $  323,609

(a)On July 29, 2002, the Fund began offering Class Z shares.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Money Market Fund

LIBERTY MONEY MARKET FUND       SEMIANNUAL REPORT

                                                757-03/464M-0103 (02/03) 03/0279